CECL - Financial instruments measured at amortized cost and credit losses (Details 1) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Investment Bank/Asia Pacific	90.00%	90.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt International Wealth Management	87.00%	89.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Swiss Universal Bank	85.00%	86.00%
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 358		SFr 301
Financial Assets, Held-to-Maturity, Cost Practical Expedient, Excluded Accrued Interest [true false]	true
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	SFr 0		0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks			1
Interest Bearing Deposits Banks, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Securities purchased under resale agreements and securities borrowing transactions	SFr 2		1
Reverse Repos and Securities Borrowing, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	SFr 355		295
Financing Receivable, Practical Expedient, Accrued Interest Exclusion [true false]	true
Accrued interest excluded from amortized cost base of total Brokerage receivables	SFr 1		4
Brokerage receivables, Practical Expedient, Excluded Accrued Interest [true false]	true
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 64		86
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 358		301
Financial Assets, Held-to-Maturity, Cost Practical Expedient, Excluded Accrued Interest [true false]	true
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	SFr 0		0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks			1
Interest Bearing Deposits Banks, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Securities purchased under resale agreements and securities borrowing transactions	SFr 2		1
Reverse Repos and Securities Borrowing, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	SFr 355		295
Financing Receivable, Practical Expedient, Accrued Interest Exclusion [true false]	true
Accrued interest excluded from amortized cost base of total Brokerage receivables	SFr 1		4
Brokerage receivables, Practical Expedient, Excluded Accrued Interest [true false]	true
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 63		SFr 85